Report of Directors Financial Review Risk Report - Accounts payable on demand (Details) - Liquidity risk - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	$ 112,236	$ 101,235
Carrying amount for these contracts	121,868	107,032
Life direct participating and investment DPF contracts
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	108,416	98,275
Carrying amount for these contracts	117,107	102,605
Life other contracts
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	3,820	2,960
Carrying amount for these contracts	$ 4,761	$ 4,427